Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 1,810.4	$ 1,441.9	$ 1,064.3
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	3,327.9	2,807.9
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,517.5	1,366.0
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	427.0	360.0	292.5
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,127.4	1,023.6
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	700.4	663.6
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	672.0	513.3	425.0
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,278.3	1,029.8
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	606.3	516.5
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	544.7	418.7	254.6
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	755.5	604.6
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	210.8	185.9
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	166.7	149.9	$ 92.2
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	166.7	149.9
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 0.0	$ 0.0